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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                          SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2005
                                       FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)



This supplement updates the Prospectuses for the Merrill Lynch Consults Annuity(SM) contracts (the "Consults Annuity Contracts") issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for your reference.

Effective July 1, 2005, Roszel Advisors, LLC, the investment adviser for the MLIG Variable Insurance Trust (the "MLIG Trust"), changed the names and subadvisers ("advisers") of three of the Funds described in your Prospectus.

Roszel/ Alliance Large Cap Core Portfolio

Effective July 1, 2005, Alliance Capital Management, L.P. became the adviser to the Roszel/INVESCO-NAM Large Cap Core Portfolio of the MLIG Trust, which changed its name to the ROSZEL/ALLIANCE LARGE CAP CORE PORTFOLIO. Accordingly, effective July 1, 2005, the name of the subaccount corresponding to the Roszel/INVESCO-NAM Large Cap Core Portfolio changed from the Roszel/INVESCO-NAM Large Cap Core Subaccount to the Roszel/Alliance Large Cap Core Subaccount. Although the investment objective for this Portfolio has not changed, the adviser intends to pursue that objective using a different investment strategy. A summary of the investment objective and strategy for the Roszel/Alliance Large Cap Core Portfolio is set forth below.

Investment Objective:       The Portfolio seeks long-term capital appreciation.

Investment Strategy:        The Portfolio pursues its investment objective by
                            investing primarily in large capitalization equity securities. The adviser focuses on anticipating investment opportunities using a top-down macroeconomic perspective of both longer term
                            (secular) and shorter term (cyclical) changes in the economy in combination with rigorous bottom-up fundamental research on individual stocks. An investment strategy committee determines the target sector exposure relative to the S&P 500.




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This subaccount was previously closed to allocations of premiums and contract value for Consults Annuity Contracts purchased on or after December 10, 2004. EFFECTIVE JULY 1, 2005, THE ROSZEL/ALLIANCE LARGE CAP CORE SUBACCOUNT IS AVAILABLE IN ALL CONSULTS ANNUITY CONTRACTS FOR ALLOCATIONS OF PREMIUMS AND CONTRACT VALUE, INCLUDING THOSE CONSULTS ANNUITY CONTRACTS PURCHASED ON OR AFTER DECEMBER 10, 2004.

Roszel/ Loomis Sayles Large Cap Growth Portfolio

Effective July 1, 2005, Loomis, Sayles & Company, L.P. became the adviser to the Roszel/Nicholas-Applegate Large Cap Growth Portfolio of the MLIG Trust, which changed its name to the ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH PORTFOLIO. Accordingly, effective July 1, 2005, the name of the subaccount corresponding to the Roszel/Nicholas-Applegate Large Cap Growth Portfolio changed from the Roszel/Nicholas-Applegate Large Cap Growth Subaccount to the Roszel/Loomis Sayles Large Cap Growth Subaccount. The investment objective and strategy of this Portfolio have not changed.

This subaccount was previously closed to allocations of premiums and contract value for Consults Annuity Contracts purchased on or after February 25, 2005. EFFECTIVE JULY 1, 2005, THE ROSZEL/LOOMIS SAYLES LARGE CAP GROWTH SUBACCOUNT IS AVAILABLE IN ALL CONSULTS ANNUITY CONTRACTS FOR ALLOCATIONS OF PREMIUMS AND CONTRACT VALUE, INCLUDING THOSE CONSULTS ANNUITY CONTRACTS PURCHASED ON OR AFTER FEBRUARY 25, 2005.

Roszel/ Marsico Large Cap Growth Portfolio

Effective July 1, 2005, Marsico Capital Management, LLC became the adviser to the Roszel/Seneca Large Cap Growth Portfolio of the MLIG Trust, which changed its name to the ROSZEL/MARSICO LARGE CAP GROWTH PORTFOLIO. Accordingly, effective July 1, 2005, the name of the subaccount corresponding to the Roszel/Seneca Large Cap Growth Portfolio changed from the Roszel/Seneca Large Cap Growth Subaccount to the Roszel/Marsico Large Cap Growth Subaccount. Although the investment objective for this Portfolio has not changed, the adviser intends to pursue that objective using a different investment strategy. A summary of the investment objective and strategy for the Roszel/Marsico Large Cap Growth Portfolio is set forth below.

Investment Objective:       The Portfolio seeks long-term capital appreciation.

Investment Strategy:        The Portfolio pursues its investment objective by
                            investing primarily in large capitalization equity securities of companies that the adviser believes have earnings growth potential. Typically such securities are those with a market capitalization of at least $4 billion. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The adviser's approach is to combine
                            "top-down" macroeconomic analysis with "bottom-up" stock selection.





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This subaccount was previously closed to allocations of premiums and contract value for Consults Annuity Contracts purchased on or after December 10, 2004. EFFECTIVE JULY 1, 2005, THE ROSZEL/MARSICO LARGE CAP GROWTH SUBACCOUNT IS AVAILABLE IN ALL CONSULTS ANNUITY CONTRACTS FOR ALLOCATIONS OF PREMIUMS AND CONTRACT VALUE, INCLUDING THOSE CONSULTS ANNUITY CONTRACTS PURCHASED ON OR AFTER DECEMBER 10, 2004.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Consults Annuity Contracts issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Consults Annuity Contracts issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.